Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug. 01, 2012
Tributary Income Fund (Prospectus Summary) | Tributary Income Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Tributary Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Tributary Income Fund seeks the generation of current income in a manner consistent with preserving capital and maximizing total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Institutional Class or Institutional Plus Class shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the
Fund's performance. During the most recent fiscal year, the Fund's portfolio
		turnover rate was 38% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	38.00%
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	All of the expenses of the Fund and acquired (underlying) funds use their expense ratios for their most recent fiscal year. These estimates may vary considerably.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower,
		based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund intends to invest primarily all, but must invest at least 80%, of its assets in fixed income securities. The Fund invests primarily in debt securities rated within the four highest credit categories (AAA, AA, A, BBB, or equivalent) by at least one nationally recognized statistical rating organization ("NRSRO"), or if unrated, deemed to be of comparable quality by the Fund's sub-adviser. The Fund may invest up to 20% of its assets in fixed income securities rated below such ratings, but no lower than a B rating by an NRSRO at the time of purchase. The Fund seeks to maintain a dollar-weighted average portfolio maturity of four years or more.
Under normal market conditions, the Fund will invest no more than 75% of its
		assets in asset-backed and/or mortgage-backed securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The value of the Fund's shares depends on the value of the securities it owns.
An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fluctuate significantly, which means loss of money is a risk of the Fund. In addition, the Fund is subject to the following risks:

General Market Risk: Factors affecting the securities markets include domestic and foreign economic growth and decline, interest rate levels, and political events. There is a risk the sub-adviser will not accurately predict the direction of these and other factors and, as a result, the sub-adviser's investment decisions may not accomplish what they were intended to achieve.

Interest Rate Risk: Changes in interest rates affect the value of the Fund's fixed income securities. When interest rates rise, the value of the Fund's fixed income securities and the Fund's shares will decline.

Credit Risk and Guarantee Risk: The Fund could lose money if the issuer or guarantor of a fixed income security cannot meet its financial obligations or goes bankrupt. The price of a security held by the Fund can be adversely affected prior to actual default if its credit status deteriorates and the probability of default rises.

Reinvestment Risk: If interest rates decline when a fixed income security held by the Fund matures, the cash flows from that security will likely be reinvested at a lower interest rate.

Mortgage-Related and Other Asset-Backed Securities Risk: The risks associated with mortgage-backed securities include: (1) credit risk associated with the performance of the underlying mortgage properties and of the borrowers owning these properties; (2) adverse changes in economic conditions and circumstances, which are more likely to have an adverse impact on mortgage-backed securities secured by loans on certain types of commercial properties than on those secured by loans on residential properties; (3) prepayment and extension risks, which can lead to significant fluctuations in the value of the mortgage-backed security;
(4) loss of all or part of the premium, if any, paid; and (5) decline in the market value of the security, whether resulting from changes in interest rates or prepayments on the underlying mortgage collateral. Investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets as described in the Statement of Additional
		Information.
Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment may fluctuate significantly, which means loss of money is a risk of the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance History for Past 10 Years
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below show the Fund's annual returns and its long-term performance and provides some indication of the risks of an investment in the
Fund. The bar chart illustrates how the Fund's performance has varied from year-to-year. The table compares the Fund's average annual returns for 1, 5, and
10 years to a broad measure of market performance. The Fund's past performance
(before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance for the Fund is available on the Performance tab of the Fund's
		website at www.tributaryfunds.com and is updated monthly and quarterly.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below show the Fund's annual returns and its long-term performance and provides some indication of the risks of an investment in the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tributaryfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns -- Institutional Class (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Institutional Class' total return for the six-month period ended June 30, 2012 was 3.17%. Best Quarter Worst Quarter September 30, 2009 June 30, 2004 4.69% -2.79%
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are applicable for Institutional Class shares only.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts. After-tax returns are applicable for
		Institutional Class shares only.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For periods ended December 31, 2011)
Tributary Income Fund (Prospectus Summary) | Tributary Income Fund | Barclays Capital U.S. Aggregate Bond Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	6.50%
10 Years	rr_AverageAnnualReturnYear10	5.78%
Tributary Income Fund (Prospectus Summary) | Tributary Income Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.57%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.19%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.92%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-07-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	94
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	351
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	628
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,419
Annual Return 2002	rr_AnnualReturn2002	9.36%
Annual Return 2003	rr_AnnualReturn2003	2.97%
Annual Return 2004	rr_AnnualReturn2004	3.21%
Annual Return 2005	rr_AnnualReturn2005	1.45%
Annual Return 2006	rr_AnnualReturn2006	3.45%
Annual Return 2007	rr_AnnualReturn2007	6.14%
Annual Return 2008	rr_AnnualReturn2008	0.73%
Annual Return 2009	rr_AnnualReturn2009	8.01%
Annual Return 2010	rr_AnnualReturn2010	6.68%
Annual Return 2011	rr_AnnualReturn2011	7.30%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Institutional Class' total return for the six-month period ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.17%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.79%)
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	7.30%
5 Years	rr_AverageAnnualReturnYear05	5.74%
10 Years	rr_AverageAnnualReturnYear10	4.89%
Tributary Income Fund (Prospectus Summary) | Tributary Income Fund | Institutional Class | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	5.91%
5 Years	rr_AverageAnnualReturnYear05	4.14%
10 Years	rr_AverageAnnualReturnYear10	3.23%
Tributary Income Fund (Prospectus Summary) | Tributary Income Fund | Institutional Class | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	4.73%
5 Years	rr_AverageAnnualReturnYear05	3.95%
10 Years	rr_AverageAnnualReturnYear10	3.19%
Tributary Income Fund (Prospectus Summary) | Tributary Income Fund | Institutional Plus Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.95%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.68%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-07-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	69
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	276
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	499
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,142
Label	rr_AverageAnnualReturnLabel	Institutional Plus Class Return Before Taxes	[3]
1 Year	rr_AverageAnnualReturnYear01	7.43%
5 Years	rr_AverageAnnualReturnYear05	5.76%
10 Years	rr_AverageAnnualReturnYear10	4.90%

[1]	Because the Fund invests in other funds, it is a shareholder of those underlying funds and indirectly bears its proportionate share of the operating expenses. All of the expenses of the Fund and acquired (underlying) funds use their expense ratios for their most recent fiscal year. These estimates may vary considerably.
[2]	The investment adviser has contractually agreed to waive 0.27% of its Management Fees for the period August 1, 2012 through July 31, 2013. This waiver is only terminable upon the approval of the Fund's Board of Directors.
[3]	The performance information shown above for the Institutional Plus Class reflects the Fund's Institutional Class returns for the periods prior to the inception date of the Institutional Plus Class (October 28, 2011). Unlike Institutional Plus Class shares, Institutional Class shares impose a non-12b-1 shareholder services fee of 0.25%, which is reflected in the return information. Accordingly, had the Institutional Plus Class been in operation prior to October 28, 2011, the performance for that period would have been different as a result of lower annual operating expenses.